Leases (Details Narrative)	1 Months Ended					3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 EUR (€)	Jul. 31, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Operating lease expense	$ 40,103				$ 50,702	$ 33,443	$ 162,733			$ 69,597	$ 458,949	$ 356,395	$ 156,543
Annual lease percentage	8.00%				8.00%		8.00%				8.00%
Lease term	2 years 6 months				2 years 6 months		2 years 6 months				2 years 6 months
Operating Lease, Impairment Loss												1,416,807
Asset Impairment Charges							$ 38,629,310	$ 16,135,000		$ 16,135,000	$ 38,629,310	46,498,689
Finance lease expense							12,918				36,100	$ 33,398	$ 2,039
Operating leases weighted average discount rate						8.00%				8.00%		8.00%	6.82%
Gain on termination of lease						$ 799,901				$ 799,901
Helix Holdings LLC [Member]
Operating Lease, Impairment Loss												$ 1,416,807
Asset Impairment Charges												$ 175,858
MALTA
Operating lease expense				€ 83,000					€ 83,000	$ 89,032
Annual lease percentage				4.00%
Lessee, operating lease, description				the Company commenced a lease for office space of approximately 284 square meters in Saint Julians, Malta over a 3-year lease term
Operating leases weighted average discount rate				4.00%
University of California [Member]
Operating lease expense		$ 17,500	€ 17,500
Annual lease percentage		3.00%	3.00%
Lessee, operating lease, description		the Company commenced a lease for building space of approximately 3,200 square feet at the University of California in Los Angeles over a 5-year lease term (the “UCLA Lease”)	the Company commenced a lease for building space of approximately 3,200 square feet at the University of California in Los Angeles over a 5-year lease term (the “UCLA Lease”)
Operating leases weighted average discount rate		3.00%	3.00%